UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22749
(Investment Company Act file number)

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
(Exact name of registrant as specified in charter)

One Crescent Drive, Suite 203
Philadelphia, PA  19103
(Address of principal executive offices) (Zip code)

Shelle Weisbaum
Resource Real Estate, Inc.
1845 Walnut Street, 18th Floor
Philadelphia, PA 19103
 (Name and address of agent for service)

Copy to:

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO  80203

Registrant's telephone number, including area code: (215) 231-7050

Date of fiscal year end: February 28

Date of reporting period: March 1, 2015 - August 31, 2015

Item 1.  Reports to Stockholders.

TABLE OF CONTENTS

Portfolio Update	1
Disclosure of Fund Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	13
Financial Highlights
Class A	14
Class C	15
Class W	16
Class I	17
Class U	18
Class T	19
Class D	20
Notes to Financial Statements	21
Additional Information	30
Renewal of Advisory Agreement	31

Resource Real Estate Diversified Income Fund	Portfolio Update

August 31, 2015 (Unaudited)

The Fund’s performance figures for the periods ended August 31, 2015*, compared to its benchmark:

Resource Real Estate Diversified Income Fund	6 Month^	Since Inception		Inception
Class A Shares – Without Load	-3.40%	5.09%		3/12/2013
Class A Shares – With Load	-9.67%	2.60%		3/12/2013
Class C Shares – Without Load	-3.67%	3.13%		8/1/2014
Class C Shares – With Load	-5.11%	1.73%		8/1/2014
Class W Shares – Without Load	-3.66%	0.98%	^	11/21/2014
Class I Shares – NAV	-3.34%	3.39%		8/1/2014
Class U Shares – Without Load[1]	-3.30%	5.13%		2/12/2015
Class U Shares – With Load	-9.57%	2.29%		2/12/2015
Class T Shares – Without Load[2]	-3.76%	3.03%		2/12/2015
Class T Shares – With Load	-5.21%	1.64%		2/12/2015
Class D Shares – Without Load[3]	-3.56%	1.08%	^	2/12/2015
Wells Fargo Hybrid and Preferred Securities REIT Index	0.87%	5.88%		3/12/2013

*	Returns for periods greater than one year are annualized.
^	Cumulative total return.
[1]	Returns shown prior to 2/12/2015 are based on the returns of RREDX Class A Shares. If Class U Shares had been available during periods prior to 2/12/2015, the performance shown may have been different.
[2]	Returns shown prior to 2/12/2015 are based on the returns of CRREX Class C Shares. If Class T Shares had been available during periods prior to 2/12/2015, the performance shown may have been different.
[3]	Returns shown prior to 2/12/2015 are based on the returns of WRREX Class W Shares. If Class D Shares had been available during periods prior to 2/12/2015, the performance shown may have been different.

The Wells Fargo® Hybrid and Preferred Securities REIT (“WHPSR”) Index is designed to track the performance of preferred securities issued in the U.S. market by real estate investment trusts. The WHPSR Index is composed exclusively of preferred shares and depositary shares. Investors cannot invest directly in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expense, including underlying funds before fee waivers is 4.86% for Class A, 5.61% for Class C, 5.36% for Class W, 4.65% for Class I , 4.85% for Class U, 5.60% for Class T and 5.35% for Class D shares per the most recent Class specific prospectus filings. After fee waivers, the Fund’s total annual operating expense is 2.34% for Class A, 3.09% for Class C, 2.84% for Class W, 2.13% for Class I, 2.33% for Class U, 3.08% for Class T and 2.83% for Class D shares. Class A and Class U shares are subject to a maximum sales load of 6.50% imposed on purchases. Class C and Class T shares are subject to a maximum sales load of 1.50% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-747-9559.

Semi-Annual Report | August 31, 2015	1

Resource Real Estate Diversified Income Fund	Portfolio Update

August 31, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of August 31, 2015

Asset Type	Percent of Net Assets
Bonds & Notes	21.45%
Common Stocks	4.73%
Real Estate Investment Trusts - Preferred Stocks	5.71%
Real Estate Investment Trusts - Common Stocks	87.91%
Short Term Investments	0.03%
Total Investments	119.83%
Liabilities in Excess of Other Assets	-19.83%
Net Assets	100.00%

2	www.rredif.com

Resource Real Estate Diversified Income Fund	Disclosure of Fund Expenses

August 31, 2015 (Unaudited)

As a shareholder of the Fund you incur (1) transaction costs, such as sales loads, and (2) ongoing costs, including management fees, shareholder service fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expense Ratio(a)	Expenses Paid During The Period March 1, 2015 - August 31, 2015(b)
Resource Real Estate Diversified Income Fund
Class A
Actual	$1,000.00	$966.00	2.24%	$11.07
Hypothetical (5% return before expenses)	$1,000.00	$1,013.88	2.24%	$11.34
Class C
Actual	$1,000.00	$963.30	2.99%	$14.76
Hypothetical (5% return before expenses)	$1,000.00	$1,010.10	2.99%	$15.11
Class W
Actual	$1,000.00	$963.40	2.74%	$13.52
Hypothetical (5% return before expenses)	$1,000.00	$1,011.36	2.74%	$13.85
Class I
Actual	$1,000.00	$966.60	1.99%	$9.84
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	1.99%	$10.08
Class U
Actual	$1,000.00	$967.00	2.24%	$11.08
Hypothetical (5% return before expenses)	$1,000.00	$1,013.88	2.24%	$11.34
Class T
Actual	$1,000.00	$962.40	2.99%	$14.75
Hypothetical (5% return before expenses)	$1,000.00	$1,010.10	2.99%	$15.11
Class D
Actual	$1,000.00	$964.40	2.74%	$13.53
Hypothetical (5% return before expenses)	$1,000.00	$1,011.36	2.74%	$13.85

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184, divided by 366.

Semi-Annual Report | August 31, 2015	3

Resource Real Estate Diversified Income Fund	Portfolio of Investments

August 31, 2015 (Unaudited)

Principal ($)		Value
	BONDS & NOTES (21.45%)
	ASSET BACKED SECURITIES (2.21%)(a)
1,750,000	ACA CLO 2007-1, Ltd., 0.000% 06/15/2022 (b)(c)	$595,000
825,000	Connecticut Valley Structured Credit CDO III 2006-3A, Ltd., 0.000% 03/23/2023(b)(c)	556,875
1,184	Rosedale CLO, Ltd., 0.000% 07/26/2021(b)(c)	205,720
		1,357,595
	COMMERCIAL MORTGAGE BACKED SECURITIES (19.24%)
200,000	Banc of America Commercial Mortgage Trust 2006-4, 5.734% 08/10/2016(d)(e)	199,767
1,660,000	Banc of America Commercial Mortgage Trust 2007-3, 5.741% 06/10/2017(e)	1,689,398
500,000	Banc of America Commercial Mortgage Trust 2007-3, 5.576% 06/10/2017(e)	516,076
1,250,000	Commercial Mortgage Trust 2005-GG5, 5.238% 10/10/2015(d)(e)	1,251,629
3,168,658	EuroProp EMC SA 2006-4, Class A, 8.000% 04/30/2018(a)	4,053,511
2,973,248	EuroProp EMC SA 2006-4, Class B, 8.000% 04/30/2018(a)	1,334,573
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.391% 01/15/2016(e)	1,001,741
500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6, 5.749% 04/15/2016(e)	500,987
300,000	LB -UBS Commercial Mortgage Trust 2007-C1, 5.514% 02/15/2040	306,899
500,000	Morgan Stanley Capital I Trust 2006-HQ8, 5.498% 03/12/2044(e)	496,688
200,000	Morgan Stanley Capital I Trust 2007-HQ11, 5.538% 02/12/2044(d)(e)	200,789
250,000	Wachovia Bank Commercial Mortgage Trust 2007-C31, 5.660% 04/15/2017(e)	254,426
		11,806,484
	TOTAL BONDS & NOTES (Cost $13,129,340)	13,164,079

Shares		Value
	COMMON STOCKS (4.73%)
	INVESTMENT COMPANIES (4.73%)
51,351	Ares Capital Corp.(d)	809,805
24,785	Golub Capital BDC, Inc.(d)	415,893
33,070	Main Street Capital Corp.(d)	928,936
29,940	New Mountain Finance Corp.(d)	443,112
18,796	Saratoga Investment Corp.(d)	306,751
		2,904,497

	TOTAL COMMON STOCKS (Cost $3,055,245)	2,904,497

	PREFERRED STOCKS (5.71%)
	REAL ESTATE INVESTMENT TRUSTS (5.71%)
13,900	Annaly Capital Management, Inc., Series D, 7.500% (d)	340,411
24,208	Campus Crest Communities, Inc., Series A, 8.000%(d)	574,940
9,820	Digital Realty Trust, Inc., Series H, 7.375%(d)	267,988
10,305	Digital Realty Trust, Inc., Series F, 6.625%(d)	264,323
16,497	NorthStar Realty Finance Corp., Series D, 8.500% (d)	405,661
20,700	NorthStar Realty Finance Corp., Series C, 8.875% (d)	512,946
17,464	Pennsylvania Real Estate Investment Trust, Series B, 7.375%(d)	442,538
10,672	PS Business Parks, Inc., Series S, 6.450%(d)	278,006
10,127	Retail Properties of America, Inc., Series A, 7.000% (d)	258,238
6,173	WP Glimcher, Inc., Series D, 6.875%(d)	157,720
		3,502,771

	TOTAL PREFERRED STOCKS (Cost $3,562,402)	3,502,771

See Notes to Financial Statements.
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Resource Real Estate Diversified Income Fund	Portfolio of Investments

August 31, 2015 (Unaudited)

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - COMMON STOCKS (87.91%)
	PUBLIC NON - TRADED REAL ESTATE INVESTMENT TRUSTS (22.14%)(a)(f)
2,981	American Realty Capital Healthcare Trust II	$69,129
4,839	Cole Credit Property Trust IV, Inc.	43,936
164,930	Cole Real Estate Income Strategy (Daily NAV), Inc.	3,001,723
37,823	Corporate Property Associates Global, Inc.	346,077
191,111	Corporate Property Associates Global, Inc. Class C	1,758,222
30,292	Dividend Capital Diversified Property Fund	159,944
446,837	Inventrust Properties Trust, Inc.	1,796,286
265,355	Jones Lang LaSalle Income Property Trust	2,942,782
321,623	NorthStar Healthcare Income, Inc.	2,987,882
37,429	NorthStar Real Estate Income II	346,971
14,984	Phillips Edison Grocery Center REIT I, Inc.	135,756
		13,588,708
	PRIVATE REAL ESTATE INVESTMENT TRUSTS (21.04%)(a)(f)
480,678	Charter Hall Direct VA Trust	355,758
2,544	Clarion Gables Multi Private REIT	2,713,332
1,486	Clarion Lion Industrials Trust	1,949,249
5,102	Clarion Lion Properties Trust	6,333,902
67,940	Cottonwood Residential, Inc.	944,372
40,000	Reverse Mortgage Investment Trust, Inc.(b)(d)	616,000
		12,912,613
	TRADED REAL ESTATE INVESTMENT TRUSTS (44.73%)
9,377	Alexandria REIT(d)	806,328
9,880	AvalonBay Communities, Inc.(d)	1,630,793
122,715	Blackstone Mortgage Trust, Inc., Class A(d)	3,397,978
7,294	Boston Properties, Inc.(d)	826,994
8,141	Care Capital Properties, Inc.(d)(g)	258,802
96,634	CBL & Associates Properties, Inc.(d)	1,437,914
55,993	Colony Capital, Inc., Class A(d)	1,215,608
11,261	Digital Realty Trust, Inc.(d)	713,047
19,260	EPR Properties, Inc.(d)	980,141
10,655	Essex Property Trust, Inc.(d)	2,286,776
20,571	Extra Space Storage, Inc.(d)	1,511,557
46,667	Great Ajax Corp.(d)	597,804
19,889	Kilroy Realty Corp.(d)	1,290,001
26,680	National Retail Properties, Inc.(d)	927,130
19,820	Omega Healthcare Investors, Inc.(d)	669,520
53,199	Pebblebrook Hotel Trust(d)	2,024,754
10,719	Prologis, Inc.(d)	407,322
99,042	RLJ Lodging Trust(d)	2,727,617
9,173	SL Green Realty Corp.(d)	949,497
20,439	STAG Industrial, Inc.(d)	348,689
17,762	Sun Communities, Inc.(d)	1,158,260
23,371	Ventas, Inc.(d)	1,285,872
		27,452,404

	TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON STOCKS (Cost $55,065,004)	53,953,725

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	5

Resource Real Estate Diversified Income Fund	Portfolio of Investments

August 31, 2015 (Unaudited)

Shares		Value
	SHORT TERM INVESTMENTS (0.03%)
20,600	Dreyfus Treasury Cash Management, Institutional Class, 0.01%(d)(h) (Cost $20,600)	$20,600

	TOTAL SHORT TERM INVESTMENTS (Cost $20,600)	20,600

	TOTAL INVESTMENTS (119.83%) (Cost $74,832,591)	$73,545,672

	LIABILITIES IN EXCESS OF OTHER ASSETS (-19.83%)	(12,171,021)

	NET ASSETS (100.00%)	$61,374,651

(a)	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $33,247,000 or 54.17% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2015, the aggregate market value of those securities was $1,973,595, representing 3.22% of net assets.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	All or a portion of each of these securities may be segregated as collateral for line of credit. (See Note 8)
(e)	Variable rate security. The rate shown is the effective interest rate as of August 31, 2015.
(f)	Illiquid security. See below.
(g)	Non-income producing security.
(h)	Money market fund; interest rate reflects seven-day effective yield on August 31, 2015.

Securities determined to be illiquid under the procedures approved by the Fund's Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
11/08/13	American Realty Capital Healthcare Trust II	$63,811	$69,129	0.11%
04/15/14	Charter Hall Direct VA Trust	449,712	355,758	0.58%
07/02/15	Clarion Gables Multi Private REIT	2,700,000	2,713,332	4.42%
01/01/14-04/01/15	Clarion Lion Industrials Trust	1,800,000	1,949,249	3.18%
01/01/14-07/02/15	Clarion Lion Properties Trust	5,950,000	6,333,902	10.32%
05/22/13	Cole Credit Property Trust IV, Inc.	42,428	43,936	0.07%
04/17/14-08/14/15	Cole Real Estate Income Strategy (Daily NAV), Inc.	2,925,000	3,001,723	4.89%
11/05/13-05/30/14	Corporate Property Associates Global, Inc.	325,070	346,077	0.56%
03/12/15	Corporate Property Associates Global, Inc. Class C	1,720,000	1,758,222	2.86%
02/24/14-07/21/14	Cottonwood Residential, Inc.	793,322	944,372	1.54%
04/05/13-11/12/14	Dividend Capital Diversified Property Fund	156,837	159,944	0.26%
02/06/15	Inventrust Properties Trust, Inc.	1,573,365	1,796,286	2.93%
06/09/15-08/14/15	Jones Lang LaSalle Income Property Trust	2,900,000	2,942,782	4.80%
11/27/13-03/12/15	NorthStar Healthcare Income, Inc.	3,045,004	2,987,882	4.87%
03/11/14-06/30/15	NorthStar Real Estate Income II	335,979	346,971	0.57%
08/07/13-11/25/13	Phillips Edison Grocery Center REIT I, Inc.	128,548	135,756	0.22%
02/06/14-06/06/14	Reverse Mortgage Investment Trust, Inc.	616,500	616,000	1.00%
	Total	$25,525,576	$26,501,321	43.18%

See Notes to Financial Statements.
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Resource Real Estate Diversified Income Fund	Portfolio of Investments

August 31, 2015 (Unaudited)

Additional information on investments in private real estate investment trusts:(a)

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of August 31, 2015
$355,758	Charter Hall Direct VA Trust	N/A	N/A	$–
2,713,332	Clarion Gables Multi Private REIT	Quarterly	90	–
1,949,249	Clarion Lion Industrials Trust	Quarterly	90	2,800,000
6,333,902	Clarion Lion Properties Trust	Quarterly	90	–
944,372	Cottonwood Residential, Inc.	Daily	60	–
616,000	Reverse Mortgage Investment Trust, Inc.	N/A	IPO(b)	–

(a)	The fair values of these investments have been estimated using the net asset value per share of the investments and adjusted as necessary for any changes in market conditions.
(b)	Redemption eligible after the completion of the Initial Price Offering (IPO).

FUTURES CONTRACTS

At August 31, 2015, the Fund had the following outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Euro Foreign Exchange Currency Future	Short	(37)	09/15/15	$(5,198,038)	$80,259
				$(5,198,038)	$80,259

REITS - Real Estate Investment Trusts.

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	7

Resource Real Estate Diversified Income Fund	Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

ASSETS
Investments, at value (Cost $74,832,590)	$73,545,672
Cash	227
Deposit with broker for futures contracts	512,382
Variation margin receivable	24,975
Dividends and interest receivable	357,802
Receivable for fund shares sold	287,530
Prepaid expenses and other assets	51,964
Total assets	74,780,552

LIABILITIES
Line of credit payable	13,265,362
Payable due to adviser	16,241
Administration fees payable	13,782
Custody fees payable	2,706
Payable for trustee fees and expenses	683
Distribution fees payable	7,893
Shareholder servicing fees payable	17,379
Dealer manager fees payable	5,032
Payable for transfer agency fees	18,467
Accrued expenses and other liabilities	58,356
Total liabilities	13,405,901
NET ASSETS	$61,374,651

NET ASSETS CONSISTS OF
Paid-in capital	$63,027,417
Accumulated net investment loss	(299,671)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(147,358)
Net unrealized depreciation on investments, futures contracts and translation of assets and liabilities in foreign currencies	(1,205,737)
NET ASSETS	$61,374,651

See Notes to Financial Statements.
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Resource Real Estate Diversified Income Fund	Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

PRICING OF SHARES
Class A
Net Assets	$35,719,726
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	3,617,826
Net Asset Value and redemption price per share(a)	$9.87
Maximum Offering Price Per Share (Maximum Sales Charge of 6.50%)	$10.56
Class C
Net Assets	$12,591,694
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,277,622
Net Asset Value and redemption price per share(a)	$9.86
Maximum Offering Price Per Share (Maximum Sales Charge of 1.50%)	$10.01
Class W
Net Assets	$10,624,392
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,061,235
Net Asset Value, offering and redemption price per share	$10.01
Class I
Net Assets	$48,784
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,679
Net Asset Value, offering and redemption price per share	$10.43
Class U
Net Assets	$61,662
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	6,244
Net Asset Value and redemption price per share(a)	$9.88
Maximum Offering Price Per Share (Maximum Sales Charge of 6.50%)	$10.56
Class T
Net Assets	$359,695
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	36,523
Net Asset Value and redemption price per share(a)	$9.85
Maximum Offering Price Per Share (Maximum Sales Charge of 1.50%)	$10.00
Class D
Net Assets	$1,968,698
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	196,498
Net Asset Value, offering and redemption price per share	$10.02

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	9

Resource Real Estate Diversified Income Fund	Statement of Operations

For the Six Months Ended August 31, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$1,116,044
Interest	426,946
Total investment income	1,542,990

EXPENSES
Investment advisory fees (Note 3)	297,312
Administrative fees (Note 3)	69,883
Distribution fees (Note 3):
Class C	32,771
Class T	213
Shareholder servicing fees (Note 3):
Class A	40,757
Class C	10,924
Class W	7,178
Class U	12
Class T	71
Class D	490
Dealer manager fees (Note3):
Class W	14,356
Class D	979
Interest expense	58,513
Transfer agent fees (Note 3)	87,333
Audit fees	10,585
Legal fees	65,965
Printing expense	25,415
Registration fees	42,272
Custody fees	5,311
Trustee fees and expenses (Note 3)	22,502
Other expenses	31,044
Total expenses	823,886
Less fees waived/expenses reimbursed by investment adviser (Note 3)	(243,765)
Total net expenses	580,121
NET INVESTMENT INCOME	962,869

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	70,605
Net realized gain on futures contracts	2,108
Net realized loss on foreign currency transactions	(10,700)
Net change in unrealized depreciation on investments	(3,042,414)
Net change in unrealized appreciation on futures contracts	80,259
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	3,085
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS	(2,897,057)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,934,188)

See Notes to Financial Statements.
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Resource Real Estate Diversified Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended August 31, 2015 (Unaudited)	For the Year Ended February 28, 2015(a)
OPERATIONS
Net investment income	$962,869	$528,363
Net realized gain on investments, futures contracts and foreign currency transactions	62,013	112,695
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(2,959,070)	1,663,069
Net increase/(decrease) in net assets resulting from operations	(1,934,188)	2,304,127

DISTRIBUTIONS TO SHAREHOLDERS
From investment income:
Class A	(924,138)	(681,335)
Class C	(210,914)	(34,341)
Class W	(122,212)	–
Class U	(71)	–
Class T	(62)	–
Class D	(5,143)	–
From realized gains on investments:
Class A	–	(111,045)
Class C	–	(5,597)
From return of capital:
Class A	–	(106,091)
Class C	–	(5,347)
Net decrease in net assets from distributions	(1,262,540)	(943,756)

CAPITAL SHARE TRANSACTIONS
Class A
Proceeds from sales of shares	10,169,377	22,459,088
Distributions reinvested	420,696	357,128
Cost of shares redeemed	(620,522)	(1,063,753)
Net increase from capital shares transactions	9,969,551	21,752,463

Class C
Proceeds from sales of shares	9,382,048	3,857,659
Distributions reinvested	152,157	32,425
Cost of shares redeemed	(64,440)	(261,196)
Net increase from capital shares transactions	9,469,765	3,628,888

Class W
Proceeds from sales of shares	9,815,633	1,209,498
Distributions reinvested	51,336	–
Cost of shares redeemed	(12,187)	–
Net increase from capital shares transactions	9,854,782	1,209,498

Class I
Proceeds from sales of shares	50,000	20
Net increase from capital shares transactions	50,000	20

Class U
Proceeds from sales of shares	60,795	2,500
Net increase from capital shares transactions	60,795	2,500

Class T
Proceeds from sales of shares	366,501	2,500
Net increase from capital shares transactions	366,501	2,500

Class D

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	11

Resource Real Estate Diversified Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended August 31, 2015 (Unaudited)	For the Year Ended February 28, 2015(a)
Proceeds from sales of shares	2,013,957	2,500
Distributions reinvested	4,337	–
Net increase from capital shares transactions	2,018,294	2,500

Net increase in net assets	28,592,960	27,958,740

NET ASSETS
Beginning of period	32,781,691	4,822,951
End of period*	$61,374,651	$32,781,691

*Including accumulated net investment loss of:	$(299,670)	$–

OTHER INFORMATION
Capital Shares Transactions
Class A
Issued	990,822	2,218,819
Distributions reinvested	41,397	35,636
Redeemed	(60,300)	(103,394)
Net increase in capital shares	971,919	2,151,061

Class C
Issued	913,271	377,181
Distributions reinvested	15,048	3,207
Redeemed	(6,233)	(24,852)
Net increase in capital shares	922,086	355,536

Class W
Issued	943,797	113,580
Distributions reinvested	5,018	–
Redeemed	(1,160)	–
Net increase in capital shares	947,655	113,580

Class I
Issued	4,677	2
Net increase in capital shares	4,677	2

Class U
Issued	6,007	237
Net increase in capital shares	6,007	237

Class T
Issued	36,286	237
Net increase in capital shares	36,286	237

Class D
Issued	195,836	233
Distributions reinvested	429	–
Net increase in capital shares	196,265	233

(a)
The Resource Real Estate Diversified Income Fund Class C and Class I commenced operations on August 1, 2014. Class W commenced operations on November 24, 2014. Class D, Class T and Class U commenced operations on February 13, 2015.

See Notes to Financial Statements.
12	www.rredif.com

Resource Real Estate Diversified Income Fund	Statement of Cash Flows

For the Six Months Ended August 31, 2015 (Unaudited)

Cash Flow from Operating Activities:
Net decrease in net assets resulting from operations	$(1,934,188)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities:
Purchases of investments	(43,893,629)
Proceeds from sales	3,180,345
Net short‐term purchases	1,415,570
Net discounts amortized	10,385
Net realized gain on investments	(70,605)
Net realized gain on futures contracts	(2,108)
Net realized loss on foreign currency transactions	10,700
Net change in unrealized depreciation on investments and translation of assets and liabilities in foreign currency transactions	3,039,329
Changes in assets and liabilities:
Increase in deposit with broker for futures contracts	(512,382)
Increase in dividends and interest receivable	(259,836)
Decrease in adviser fee payable	74,141
Increase in variation margin receivable	(24,975)
Decrease in prepaid expenses and other assets	18,638
Increase in custody fees payable	207
Increase in dealer manager fees payable	4,900
Increase in distribution fees payable	6,017
Increase in shareholder servicing fees payable	8,800
Decrease in administration fees payable	(18,397)
Decrease in payable for trustees fees and expenses	(1,752)
Decrease in payable for transfer agency fees	(17,660)
Increase in accrued expenses and other liabilities	11,079
Net cash used by operating activities	(38,955,422)

Cash Flows from Financing Activities:
Increase in line of credit payable	8,077,512
Proceeds from shares sold	32,033,288
Payment on shares redeemed	(697,149)
Cash distributions paid	(634,014)
Net cash provided by financing activities	38,779,637

Effect of Exchange Rates On Cash & Foreign Currency	3,085

Net Decrease in Cash & Foreign Rates On Cash & Foreign Currency	(172,700)
Cash & Foreign Currency, Beginning of Period	172,927
Cash & Foreign Currency, End of Period	$227

Non-cash financing activities not included herein consist of reinvestment of distributions of:	$(628,526)

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	13

Resource Real Estate Diversified Income Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015	For the Period Ended February 28, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.52		$9.75	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.22		0.33	0.24
Net realized and unrealized gain/(loss) on investments	(0.57)		1.05	(0.06	)(c)
Total income/(loss) from investment operations	(0.35)		1.38	0.18

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.30)		(0.48)	(0.39)
From net realized gain on investments	–		(0.05)	(0.00	)(d)
From return of capital	–		(0.08)	(0.04)
Total distributions	(0.30)		(0.61)	(0.43)
INCREASE/DECREASE IN NET ASSET VALUE	(0.65)		0.77	(0.25)
NET ASSET VALUE, END OF PERIOD	$9.87		$10.52	$9.75

TOTAL RETURN(e)	(3.40)%		14.70%	2.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$35,720		$27,830	$4,823

RATIOS TO AVERAGE NET ASSETS
Including interest expense:
Expenses, gross	3.27	%(f)	4.81%	24.79	%(f)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.24	%(f)	2.29%	2.32	%(f)
Excluding interest expense:
Expenses, gross	3.02	%(f)	4.51%	24.46	%(f)
Expenses, net of fees waived/expenses reimbursed by investment adviser	1.99	%(f)	1.99%	1.99	%(f)
Net investment income	4.29	%(f)	3.21%	2.54	%(f)

PORTFOLIO TURNOVER RATE	6	%(g)	91%	4	%(g)

(a)	The Fund's Class A commenced operations on March 12, 2013.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Realized and unrealized losses per share do not correlate to the aggregate of the net realized and unrealized gains on the Statement of Operations for the period ended February 28, 2014, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.
(d)	Amount is less than ($0.005).
(e)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(f)	Annualized.
(g)	Not Annualized.

See Notes to Financial Statements.
14	www.rredif.com

Resource Real Estate Diversified Income Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended August 31, 2015 (Unaudited)		For the Period Ended February 28, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.50		$10.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.02		0.14
Net realized and unrealized gain/(loss) on investments	(0.40)		0.58
Total income/(loss) from investment operations	(0.38)		0.72

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.26)		(0.20)
From net realized gain on investments	–		(0.05)
From return of capital	–		(0.03)
Total distributions	(0.26)		(0.28)
INCREASE/DECREASE IN NET ASSET VALUE	(0.64)		0.44
NET ASSET VALUE, END OF PERIOD	$9.86		$10.50

TOTAL RETURN(c)	(3.67)%		7.33%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$12,592		$3,732

RATIOS TO AVERAGE NET ASSETS
Including interest expense:
Expenses, gross	3.99	%(d)	6.37	%(d)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.99	%(d)	3.04	%(d)
Excluding interest expense:
Expenses, gross	3.74	%(d)	6.07	%(d)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.74	%(d)	2.74	%(d)
Net investment income	3.50	%(d)	2.34	%(d)

PORTFOLIO TURNOVER RATE	6	%(e)	91	%(e)

(a)	The Fund's Class C commenced operations on August 1, 2014.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	15

Resource Real Estate Diversified Income Fund – Class W	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended August 31, 2015 (Unaudited)		For the Period Ended February 28, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.67		$10.18

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.18		0.03
Net realized and unrealized gain/(loss) on investments	(0.56)		0.46
Total income/(loss) from investment operations	(0.38)		0.49

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.28)		–
Total distributions	(0.28)		–
INCREASE/DECREASE IN NET ASSET VALUE	(0.66)		0.49
NET ASSET VALUE, END OF PERIOD	$10.01		$10.67

TOTAL RETURN(c)	(3.66)%		4.81	%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$10,624		$1,211

RATIOS TO AVERAGE NET ASSETS
Including interest expense:
Expenses, gross	3.73	%(e)	11.30	%(e)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.74	%(e)	2.79	%(e)
Excluding interest expense:
Expenses, gross	3.48	%(e)	11.00	%(e)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.49	%(e)	2.49	%(e)
Net investment income	3.57	%(e)	1.31	%(e)

PORTFOLIO TURNOVER RATE	6	%(f)	91	%(f)

(a)	The Fund's Class W commenced operations on November 24, 2014.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the new asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

16	www.rredif.com

Resource Real Estate Diversified Income Fund – Class I	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended August 31, 2015 (Unaudited)		For the Period Ended February 28, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.79		$10.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.26		0.14
Net realized and unrealized gain/(loss) on investments	(0.62)		0.59
Total income/(loss) from investment operations	(0.36)		0.73
INCREASE/DECREASE IN NET ASSET VALUE	(0.36)		0.73
NET ASSET VALUE, END OF PERIOD	$10.43		$10.79

TOTAL RETURN(c)	(3.34)%		7.26%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$49		$0	(d)

RATIOS TO AVERAGE NET ASSETS
Including interest expense:
Expenses, gross	2.90	%(e)	3.94	%(e)
Expenses, net of fees waived/expenses reimbursed by investment adviser	1.99	%(e)	2.08	%(e)
Excluding interest expense:
Expenses, gross	2.65	%(e)	3.60	%(e)
Expenses, net of fees waived/expenses reimbursed by investment adviser	1.74	%(e)	1.74	%(e)
Net investment income	4.91	%(e)	2.36	%(e)

PORTFOLIO TURNOVER RATE	6	%(f)	91	%(f)

(a)	The Fund's Class I commenced operations on August 1, 2014.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)	Amount less than $1,000. As of February 28, 2015, the actual net assets were $21.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	17

Resource Real Estate Diversified Income Fund – Class U	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended August 31, 2015 (Unaudited)		For the Period Ended February 28, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.52		$10.57

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.16		0.00	(c)
Net realized and unrealized loss on investments	(0.50)		(0.05	)(d)
Total loss from investment operations	(0.34)		(0.05)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.30)		–
Total distributions	(0.30)		–
DECREASE IN NET ASSET VALUE	(0.64)		(0.05)
NET ASSET VALUE, END OF PERIOD	$9.88		$10.52

TOTAL RETURN(e)	(3.30)%		(0.47)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$62		$2

RATIOS TO AVERAGE NET ASSETS
Including interest expense:
Expenses, gross	3.42	%(f)	7.74	%(f)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.24	%(f)	2.28	%(f)
Excluding interest expense:
Expenses, gross	3.17	%(f)	7.45	%(f)
Expenses, net of fees waived/expenses reimbursed by investment adviser	1.99	%(f)	1.99	%(f)
Net investment income	3.32	%(f)	0.97	%(f)

PORTFOLIO TURNOVER RATE	6	%(g)	91	%(g)

(a)	The Fund's Class U commenced operations on February 13, 2015.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than ($0.005).
(d)	Realized and unrealized losses per share do not correlate to the aggregate of the net realized and unrealized gains on the Statement of Operations for the period ended February 28, 2015, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.
(e)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(f)	Annualized.
(g)	Not Annualized.

See Notes to Financial Statements.
18	www.rredif.com

Resource Real Estate Diversified Income Fund – Class T	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended August 31, 2015 (Unaudited)		For the Period Ended February 28, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.50		$10.55

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.11		0.00	(c)
Net realized and unrealized loss on investments	(0.50)		(0.05	)(d)
Total loss from investment operations	(0.39)		(0.05)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.26)		–
Total distributions	(0.26)		–
DECREASE IN NET ASSET VALUE	(0.65)		(0.05)
NET ASSET VALUE, END OF PERIOD	$9.85		$10.50

TOTAL RETURN(e)	(3.76)%		(0.47)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$360		$2

RATIOS TO AVERAGE NET ASSETS
Including interest expense:
Expenses, gross	3.90	%(f)	8.49	%(f)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.99	%(f)	3.03	%(f)
Excluding interest expense:
Expenses, gross	3.65	%(f)	8.20	%(f)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.74	%(f)	2.74	%(f)
Net investment income	2.29	%(f)	0.22	%(f)

PORTFOLIO TURNOVER RATE	6	%(g)	91	%(g)

(a)	The Fund's Class T commenced operations on February 13, 2015.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than ($0.005).
(d)	Realized and unrealized losses per share do not correlate to the aggregate of the net realized and unrealized gains on the Statement of Operations for the period ended February 28, 2015, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.
(e)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(f)	Annualized.
(g)	Not Annualized.

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	19

Resource Real Estate Diversified Income Fund – Class D	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended August 31, 2015 (Unaudited)		For the Period Ended February 28, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.67		$10.72

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.17		0.00	(c)
Net realized and unrealized loss on investments	(0.54)		(0.05	)(d)
Total loss from investment operations	(0.37)		(0.05)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.28)		–
Total distributions	(0.28)		–
DECREASE IN NET ASSET VALUE	(0.65)		(0.05)
NET ASSET VALUE, END OF PERIOD	$10.02		$10.67

TOTAL RETURN(e)	(3.56)%		(0.47)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$1,969		$2

RATIOS TO AVERAGE NET ASSETS
Including interest expense:
Expenses, gross	3.77	%(f)	8.19	%(f)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.74	%(f)	2.78	%(f)
Excluding interest expense:
Expenses, gross	3.52	%(f)	7.90	%(f)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.49	%(f)	2.49	%(f)
Net investment income	3.31	%(f)	0.47	%(f)

PORTFOLIO TURNOVER RATE	6	%(g)	91	%(g)

(a)	The Fund's Class D commenced operations on February 13, 2015.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than ($0.005).
(d)	Realized and unrealized losses per share do not correlate to the aggregate of the net realized and unrealized gains on the Statement of Operations for the period ended February 28, 2015, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.
(e)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(f)	Annualized.
(g)	Not Annualized.

See Notes to Financial Statements.
20	www.rredif.com

Resource Real Estate Diversified Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

1. ORGANIZATION

Resource Real Estate Diversified Income Fund (the "Trust" or the "Fund") was organized as a Delaware statutory trust on August 1, 2012 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund's investment adviser is Resource Real Estate Inc. (the "Adviser"). The Fund's primary investment objective is to produce current income, with a secondary objective to achieve a long-term capital appreciation with moderate volatility and low to moderate correlation to the broader equity markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets (defined in net assets plus the amount of any borrowing for investment purposes) in real estate and real estate related industry securities, primarily in income producing equity and debt securities.

The Fund currently offers Class A, Class C, Class W, Class I, Class U, Class T and Class D shares. Class A shares commenced operations on March 12, 2013, Class C and Class I shares commenced operations on August 1, 2014, Class W shares commenced operations on November 24, 2014 and Class U, Class T and Class D shares commenced operations on February 13, 2015. Class W, Class I and Class D shares are offered at net asset value. Class A and Class U shares are offered at net asset value plus a maximum sales charge of 6.50% and may also be subject to a 0.50% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Class C and Class T shares are offered at net asset value plus a maximum sales charge of 1.50% and may also be subject to a 1.00% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price ("NOCP"). In the absence of a sale, such securities shall be valued at the last bid price. Futures are valued based on their daily settlement value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by Resource Real Estate, Inc. (the "Adviser"), those securities will be valued at "fair value" as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund's Board of Trustees (the "Board"). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The "fair value" of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Valuation of Private REITS – The Fund invests a large portion of its assets in Private Real Estate Investment Trusts ("Private REITs"). The Private REITs measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification ("ASC") 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the entire Private REIT market.

Semi-Annual Report | August 31, 2015	21

Resource Real Estate Diversified Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

Valuation of Public Non-Traded REITS – The Fund invests a large portion of its assets in Public Non-Traded Real Estate Investment Trusts ("Public Non-Traded REITs"). The Public Non-Traded REITs do not timely report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded REITs by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, discounted cash flows and potentially illiquidity discounts.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of it's investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund's investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.  The valuation techniques used by the Fund to measure fair value during the six months ended August 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

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Resource Real Estate Diversified Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's investments as of August 31, 2015:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Bonds & Notes
Asset Backed Securities	$–	$762,595	$595,000	$1,357,595
Commercial Mortgage Backed Securities	–	6,418,400	5,388,084	11,806,484
Common Stocks(a)	2,904,497	–	–	2,904,497
Preferred Stocks(a)	3,502,771	–	–	3,502,771
Real Estate Investment Trusts ‐ Common Stocks Public Non‐Traded Real Estate Investment Trusts	–	–	13,588,708	13,588,708
Private Real Estate Investment Trusts	–	–	12,912,613	12,912,613
Traded Real Estate Investment Trusts	27,452,404	–	–	27,452,404
Short Term Investments	20,600	–	–	20,600
TOTAL	$33,880,272	$7,180,995	$32,484,405	$73,545,672

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$80,259	$–	$–	$80,259
TOTAL	$80,259	$–	$–	$80,259

(a)	For detailed descriptions, see the accompanying Portfolio of Investments.

There were no transfers between Levels 1, 2 and 3 during the six months ended August 31, 2015.  It is the Fund's policy to recognize transfers between levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Investments in Securities	Balance as of February 28, 2015	Accrued discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2015	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at August 31, 2015
Resource Real Estate
Diversified Income Fund
Bonds & Notes	$3,019,775	$4,541	$–	$80,652	$(31,043)	$5,299,735	$(2,390,575)	$–	$–	$5,983,085	$49,938
Real Estate Investment Trusts ‐ Common Stock	10,397,741	–	–	–	347,629	15,755,950	–	–	–	26,501,320	347,629
Total	$13,417,516	$4,541	$–	$80,652	$316,586	$21,055,685	$(2,392,575)	$–	$–	$32,484,405	$397,567

Semi-Annual Report | August 31, 2015	23

Resource Real Estate Diversified Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

Significant unobservable valuation inputs for material Level 3 investments as of August 31, 2015 are as follows:

	Fair Value at 8/31/2015	Valuation Technique	Unobservable Input	Range (Weighted Average)
Asset Backed Securities	$595,000	Transaction Data	N/A	N/A
Commercial Mortgage Backed Securities	$5,388,084	Transaction Data	N/A	N/A
Private Real Estate
Investment Trusts	$12,912,613	Net Asset Value adjusted as necessary for any changes in market conditions	N/A	N/A
Non-Traded Real Estate
Investment Trusts	$13,588,708	Transaction Data	Secondary Market Prices	$5.00 - $10.10
		Discounted Cash Flows	Weighting of Transaction Prices by Volume(a)	20%
			Discounted Rate	3% - 14%

(a)	Represents amounts used when the reporting entity has determined that market participant would use such multiples when pricing the investments.

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Secondary Market Prices	Increase	Decrease
Weighting Transaction Prices by Volume	Increase	Decrease
Discounted Rate	Decrease	Increase

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund's tax provisions to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended August 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

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Resource Real Estate Diversified Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement (the "Advisory Agreement"), investment advisory services are provided to the Fund by the Adviser. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, (including all organization and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) at least until February 28, 2016, so that the total annual operating expenses of the Fund do not exceed 1.99% per annum of Class A average daily net assets, 2.74% per annum of Class C average daily net assets, 2.49% per annum of Class W average daily net assets, 1.74% per annum of Class I average daily net assets, 1.99% per annum of Class U and average daily net assets, 2.74% per annum of Class T average daily net assets and 2.49% per annum of Class D average daily net assets. Fee waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the year ended February 28, 2015, the Adviser waived fees and reimbursed expenses of $431,960, all of which are available to be recouped by the Adviser until February 28, 2018. During the period ended February 28, 2014, the Adviser waived fees and reimbursed expenses of $343,290, all of which are available to be recouped by the Adviser until February 28, 2017. The Adviser waived fees and reimbursed expenses of $28,487 from the seed audit which are available to be recouped by the Adviser until March 8, 2016.

Fund Accounting Fees and Expenses – ALPS Fund Services, Inc. ("ALPS") serves as the Fund's administrator and accounting agent (the "Administrator") and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund
 ("Transfer Agent").

Distributor – Effective November 4, 2014, the Fund entered into a Distribution Agreement with ALPS Distributors, Inc. (the "Distributor") to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the Distribution Agreement. The Board has adopted, on behalf of the Fund, a Shareholder Servicing Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Servicing Plan, the Fund's Class A, Class C, Class W, Class U, Class T and Class D shares are subject to a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to that share class. For the six months ended August 31, 2015, the Fund incurred shareholder servicing fees of $59,432. The Class C and Class T shares also pay to the Distributor a distribution fee, payable under a distribution plan adopted by the board, that accrues at an annual rate equal to 0.75% of the Fund's average daily net assets attributable to Class C and Class T shares and is payable on a quarterly basis. In addition, Class W and Class D shares pay to Resource Securities, Inc. (the "Dealer Manager"), an affiliate of the Adviser, a dealer manager fee, payable under a distribution plan adopted by the board, that accrues at an annual rate equal to 0.50% of the Fund's average daily net assets attributable to Class W and Class D shares and is payable on a quarterly basis.  Class A, Class I and Class U shares are not currently subject to a distribution fee. For the six months ended August 31, 2015, the Fund accrued $32,984 in distribution fees and $15,335 in dealer manager fees.

The Distributor acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of ALPS. During the six months ended August 31, 2015, no fees were retained by the Distributor.

Trustees – Effective November 21, 2014, each Trustee who is not affiliated with the Trust or Adviser will receive an annual fee of $10,000, plus $2,000 for attending the annual in‐person meeting of the Board of Trustees, plus $500 for attending each of the remaining telephonic meetings, as well as reimbursement for any reasonable expenses incurred attending the meetings. None of the executive officers receive compensation from the Trust. Prior to November 21, 2014, each Trustee who was not affiliated with the Trust or Adviser received an annual fee of $5,000, as well as reimbursement for any reasonable expenses incurred attending the meetings.

Semi-Annual Report | August 31, 2015	25

Resource Real Estate Diversified Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended August 31, 2015 amounted to $43,908,506 and $3,071,206, respectively.

5. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities – The following discloses the Fund's use of derivative instruments and hedging activities.

The Fund's investment objectives not only permit the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivative contracts such as futures. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue their objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors – In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Futures – The Fund may invest in futures contracts in accordance with its investment objective. The Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund's investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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Resource Real Estate Diversified Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called "variation margin," equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The location in the Statements of Assets and Liabilities of the Fund's derivative positions as of August 31, 2015 are as follows:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Resource Real Estate Diversified Income Fund
Foreign Exchange Contracts (Futures contracts)(a)	Variation margin receivable	$80,259	Payable for variation margin	$–
Total		$80,259		$–

(a)
The value presented includes cumulative gain on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable as of August 31, 2015.

The location in the Statement of Operations of the Fund's derivative positions for the six months ended August 31, 2015 are as follows:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Resource Real Estate Diversified Income Fund
Foreign Exchange Contracts (Futures contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation on futures contracts	$2,108	$80,259
Total		$2,108	$80,259

The average notional value of futures contracts during the six months ended August 31, 2015 was $2,009,759.

6. TAX BASIS INFORMATION

The tax character of distributions paid for the year ended February 28, 2015 were as follows:

	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Loss on Investments
Resource Real Estate Diversified Income Fund	$–	$203,875	$(203,875)

As of February 28, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed ordinary income	$–
Accumulated capital losses	(81,647)
Net unrealized appreciation on investments	1,625,609
Total distributable earnings	$1,543,962

Semi-Annual Report | August 31, 2015	27

Resource Real Estate Diversified Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

The Fund elects to defer to the period ending February 28, 2016, capital losses recognized during the period November 1, 2014 to February 28, 2015 in the amount of:

Fund	Capital Losses Recognized
Resource Real Estate Diversified Income Fund	$81,647

The following information is computed on a tax basis for each item as of August 31, 2015:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Resource Real Estate Diversified Income Fund	$1,920,095	$(3,292,096)	$(1,372,001)	$74,917,673

The difference between book basis and tax basis distributable earnings and unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and certain other investments.

7. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of up to 5% of its issued and outstanding shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below).  If shareholders tender for repurchase more than 5% of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional 2%.  If the Fund determines not to repurchase an additional 2%, or if more than 7% of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder.  There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered.  In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining shares.  Subsequent repurchase requests will not be given priority over other shareholder requests.

During the six months ended August 31, 2015, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The result of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	March 17, 2015	June 17, 2015
Repurchase Request Deadline	April 15, 2015	July 17, 2015
Repurchase Pricing Date	April 15, 2015	July 17, 2015
Amount Repurchased	$361,760	$335,389
Shares Repurchased	34,908	32,785

8. BANK LINE OF CREDIT

The Fund has a $25,000,000 secured revolving bank line of credit through BNP Paribas Prime Brokerage International, Ltd. (the “Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.

Borrowings under this arrangement bear interest at the Bank’s 3 month LIBOR plus 95 basis points at the time of borrowing. During the six months ended August 31, 2015, the Fund incurred $58,513 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended August 31, 2015 were $9,194,375 and 1.24%, respectively. The largest outstanding borrowing during the six months ended August 31, 2015 was $13,578,443. As of August 31, 2015, the Fund had $13,265,362 of outstanding borrowings.

As collateral security for the Bank line of credit, the Fund grants the Bank a first position security interest in and lien on all securities of any kind or description held by the Fund in the pledge account. As of August 31, 2015, the Fund had $34,475,114 in securities pledged as collateral for the line of credit.

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Resource Real Estate Diversified Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

9. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient.

ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. Early adoption is permitted. Management is currently evaluating the impact ASU 2015-07 will have on the Funds’ financial statements and disclosures.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.
Distributions: The Funds’ Board of Trustees declared the following distributions:

Fund	Dividend Per Share	Record Date	Payable Date
Resource Real Estate Diversified Income Fund – Class A	0.1500000	September 28, 2015	September 29, 2015
Resource Real Estate Diversified Income Fund – Class C	0.1309997	September 28, 2015	September 29, 2015
Resource Real Estate Diversified Income Fund – Class W	0.1394194	September 28, 2015	September 29, 2015
Resource Real Estate Diversified Income Fund – Class I	0.1584185	September 28, 2015	September 29, 2015
Resource Real Estate Diversified Income Fund – Class U	0.1500346	September 28, 2015	September 29, 2015
Resource Real Estate Diversified Income Fund – Class T	0.1309023	September 28, 2015	September 29, 2015
Resource Real Estate Diversified Income Fund – Class D	0.1395159	September 28, 2015	September 29, 2015

The Fund completed a quarterly repurchase offer on October 16, 2015 which resulted in 82,244 of Fund shares being repurchased for $825,988.

With the approval of the Board, effective September 30, 2015, the Fund’s fiscal year end was changed from February 28 to September 30.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | August 31, 2015	29

Resource Real Estate Diversified Income Fund	Additional Information

August 31, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 855-747-9559, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 855-747-9559, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 855-747-9559. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Resource Real Estate Diversified Income Fund	Renewal of Advisory Agreement

August 31, 2015 (Unaudited)

At a meeting held on April 16, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Resource Real Estate Diversified Income Fund (the “Trust” or the “Fund”), including a majority of those Trustees who are not “interested persons” of the Trust, as such term is defined under Section 2(a)(19) of the Investment Company act of 1940, as amended, considered the approval of the investment advisory agreement (the “Management Agreement”) between Resource Real Estate, Inc. (the “Adviser”) and the Trust. In considering the approval of the Management Agreement, the Trustees received materials specifically relating to the Management Agreement.

The Trustees considered the following material factors during their deliberations:  (1) the nature, extent and quality of services to be provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors.  The Trustees relied upon the advice of counsel and their own business judgment in determining the before mentioned material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement.

Nature, Extent and Quality of Service.  The Board examined the nature, extent and quality of the services provided by the Adviser to the Fund.  They noted that the Adviser reported that its parent company had extensive experience sponsoring investment funds.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience and background of all key personnel of its fund management team.  They noted that the Adviser had added a Chief Operating Officer to the Fund’s management team since the approval of the Management Agreement and reasoned that another additional resource devoted to the Fund exhibited the Adviser’s dedication to the success of the Fund.  The Trustees further considered the key risks associated with the Fund’s investment strategy and the policies and procedures adopted by the Adviser to mitigate those risks.  The Board considered certain legal matters in which certain of the Adviser’s affiliates were involved and concluded that such matters were not likely to materially affect the operations of the Adviser.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to the continued performance of its duties under the Management Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund were satisfactory.

Performance.  The Trustees considered the performance of the Fund.  They noted that the Fund substantially outperformed its peer group and Morningstar category average over the one-year period.  The Trustees also noted that the Fund outperformed its benchmark index (the Wells Fargo® Hybrid and Preferred Securities REIT Index) over the one-year period and since inception.  The Trustees expressed their appreciation for the performance and the careful, thoughtful and professional manner in which the Adviser implemented the strategy.  They reasoned that the Adviser was managing the Fund’s portfolio in accordance with prospectus guidelines and concluded that the Fund’s performance was more than satisfactory.

Fees and Expenses.  The Trustees noted that the Fund charges a 1.25% management fee and that the fee was below the average of the Fund’s Morningstar category and slightly higher, but reasonably within the range, of its peer group.  They further noted that the Fund’s net expense ratio was reasonably within the ranges of the Morningstar category funds and the peer group funds.  The Trustees further noted the expense cap in place, and after further discussion, concluded that the Fund’s fees and expenses were not unreasonable.

Economies of Scale.  The Trustees considered whether there will be economies of scale with respect to the management of the Fund.  They considered that the Adviser reported its belief that that the size of the Fund would be greater than $75 million at the end of 2015 and that the Fund would likely begin to benefit from economies of scale.  After further discussion, the Trustees concluded that the absence of breakpoints at this time was acceptable, but that economies of scale would be revisited in the future if the Fund grows materially in size.

Profitability.  The Trustees reviewed the profitability analysis provided by the Adviser and noted that the Adviser had estimated that it incurred a loss over the past fiscal year due to its relationship with the Fund, due in part to its participation in the Fund’s fee waiver and expense limitation arrangement.  The Trustees considered the Adviser’s reported expectation that the Fund would become profitable to the Adviser when it reached approximately $50 million in assets.  The Trustees concluded excessive profitability was not a concern.

Conclusion.  Having requested and received such information from the Adviser as the Board of the Fund believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee is reasonable and that renewal of the Management Agreement is in the best interests of the shareholders of the Fund.

Semi-Annual Report | August 31, 2015	31

INVESTMENT ADVISER
Resource Real Estate, Inc.
One Crescent Drive, Suite 203
Philadelphia, Pennsylvania 19112

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

Must be accompanied or preceded by a Prospectus.
ALPS Distributors, Inc. is the Distributor for Resource Real Estate Diversified Income Fund.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)	The schedule of investments is included as part of the Report to Shareholders filed under Item 1 of this report.

(b)	Not applicable to the registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

John Snowden serves as the Fund's portfolio manager and is primarily responsible for the day-to-day management of the Fund. Prior to becoming portfolio manager for the Fund in June 2015, Mr. Snowden has been active in setting the strategy along with the Adviser’s Real Estate Securities Division to acquire and manage global REIT investment portfolios.  From June 2013 until June 2015, Mr. Snowden served as Managing Director for Resource Real Estate Global Property Securities (Aust.) Pty Ltd (a company that is 75% owned by the Fund's portfolio manager).  From February 2010 to April 2013, Mr. Snowden served as Managing Director, Head of Global Equity & Real Estate Securities for AIMS Snowden Global Securities Management PL (“AIMS”), a company founded by Mr. Snowden that specializes in the management of Asian and Australian real estate and equity portfolios.  While at AIMS, Mr. Snowden hired and managed several U.S. REIT analysts.  From January 2006 to April 2009, Mr. Snowden served as Managing Director, Head of Global Property Securities and Infrastructure for Colonial First State Global Asset Management (“Colonial”), where he was responsible for the setup of U.S. operations and the management of approximately 20 global, Australian, Asian, European and other opportunistic property investment funds.  Mr. Snowden was responsible for creating Colonial’s New York City based U.S. operations.  From February 1998 to January 2006, Mr. Snowden served in several leadership roles in the real estate and equities investment division of UBS Global Asset Management, reporting directly to that firm’s New York City based Global Head of Real Estate.  From November 1989 to January 1998, Mr. Snowden served JPMorgan IM Australia Limited and J.P. Morgan Securities, Inc. as a Vice President with responsibility for investments in real estate, banking and financial institutions, and other industrial sectors, and he worked in their New York City office for two years.  Mr. Snowden earned a Bachelor of Laws from the University of New South Wales in Sydney, Australia, and a Master of Laws from the University of Sydney in Sydney, Australia.  Mr. Snowden is also a Chartered Financial Analyst (CFA).

As of July 1, 2015, John Snowden was responsible for the management of the following types of accounts in addition to the Fund:

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee
Registered Investment Companies	1	$54,862,952	1
Other Pooled Investment Vehicles	2	$15,000,000	1
Other Accounts	None	None	None

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications required by Item 12(b) of Form N-CSR are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:  November 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:  November 9, 2015

By:	/s/ Steven R. Saltzman
Steven R. Saltzman
Treasurer (Principal Financial Officer)

Date:  November 9, 2015